PROVISIONS, CONTINGENCIES AND COMMITMENTS - Other Long-Term Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Derivative financial instruments (see note 6.1.5)	$ 238	$ 708
Payable from acquisition of financial assets	1,340	1,506
Unfavorable contracts	203	217
Income tax payable	251	184
Other	486	404
Total	2,518	3,019
Ilva
Disclosure of detailed information about business combination [line items]
Payable from acquisition of financial assets	1,032	1,245
AMSF
Disclosure of detailed information about business combination [line items]
Payable from acquisition of financial assets	265	253
Unfavorable contracts	203	217
Call options
Disclosure of detailed information about business combination [line items]
Derivative financial instruments (see note 6.1.5)		124
Special payment in pellet purchase agreement
Disclosure of detailed information about business combination [line items]
Derivative financial instruments (see note 6.1.5)	$ 138	$ 454